--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2001
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.....................        1
    Statement of Operations.................................        2
    Statements of Changes in Net Assets.....................        3
    Financial Highlights....................................        4
    Notes to Financial Statements...........................      5-6

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL
 VALUE SERIES
    Schedule of Investments.................................     7-13
    Statement of Assets and Liabilities.....................       14
    Statement of Operations.................................       15
    Statements of Changes in Net Assets.....................       16
    Financial Highlights....................................       17
    Notes to Financial Statements...........................    18-20

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (16,163,784 Shares, Cost
  $163,702)++ at Value+.....................................  $   188,955
Receivable for Fund Shares Sold.............................          193
Prepaid Expenses and Other Assets...........................           19
                                                              -----------
    Total Assets............................................      189,167
                                                              -----------

LIABILITIES:
Payables:
  Investment Securities Purchased...........................           72
  Fund Shares Redeemed......................................          121
Accrued Expenses and Other Liabilities......................           16
                                                              -----------
    Total Liabilities.......................................          209
                                                              -----------

NET ASSETS..................................................  $   188,958
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   16,493,039
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     11.46
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   158,120
Accumulated Net Investment Income (Loss)....................           20
Accumulated Net Realized Gain (Loss)........................        5,565
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       25,253
                                                              -----------
    Total Net Assets........................................  $   188,958
                                                              ===========

--------------

+ See Note B to Financial Statements.

++ The cost for federal income tax purposes is $166,305.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................         $   490
                                                                     -------

EXPENSES
  Administrative Services...................................              10
  Accounting & Transfer Agent Fees..........................               9
  Legal Fees................................................               5
  Audit Fees................................................               1
  Filing Fees...............................................               9
  Shareholders' Reports.....................................              11
  Directors' Fees and Expenses..............................               1
  Other.....................................................               2
                                                                     -------
        Total Expenses......................................              48
                                                                     -------
  NET INVESTMENT INCOME (LOSS)..............................             442
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................           6,716
  Net Realized Gain (Loss) on Investment Securities Sold....           1,377
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................          (7,059)
                                                                     -------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................           1,034
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $ 1,476
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   THE DFA INTERNATIONAL VALUE PORTFOLIO III

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2001              2000
                                                                     -----------       ----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................          $    442         $   4,748
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................             6,716            15,931
  Net Realized Gain (Loss) on Investment Securities Sold....             1,377             5,395
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            (7,059)          (26,228)
                                                                      --------         ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................             1,476              (154)
                                                                      --------         ---------
Distributions From:
  Net Investment Income.....................................            (4,771)           (5,950)
  Net Realized Gains........................................           (21,154)           (5,022)
                                                                      --------         ---------
        Total Distributions.................................           (25,925)          (10,972)
                                                                      --------         ---------
Capital Share Transactions (1):
  Shares Issued.............................................            20,760            52,553
  Shares Issued in Lieu of Cash Distributions...............            25,925            10,972
  Shares Redeemed...........................................           (36,462)         (119,188)
                                                                      --------         ---------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            10,223           (55,663)
                                                                      --------         ---------
        Total Increase (Decrease)...........................           (14,226)          (66,789)
NET ASSETS
    Beginning of Period.....................................           203,184           269,973
                                                                      --------         ---------
    End of Period...........................................          $188,958         $ 203,184
                                                                      ========         =========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             1,794             4,005
    Shares Issued in Lieu of Cash Distributions.............             2,235               813
    Shares Redeemed.........................................            (2,984)           (8,941)
                                                                      --------         ---------
                                                                         1,045            (4,123)
                                                                      ========         =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                        MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                         2001         2000        1999        1998        1997        1996
                                      -----------   ---------   ---------   ---------   ---------   ---------
                                      (UNAUDITED)
Net Asset Value, Beginning of          $  13.15     $  13.79    $  12.55    $  11.57    $  12.39    $  10.81
  Period............................
                                       --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)......       0.05         0.31        0.33        0.29        0.21        0.21
  Net Gains (Losses) on Securities
    (Realized and Unrealized).......       0.05        (0.36)       1.28        1.10       (0.69)       1.38
                                       --------     --------    --------    --------    --------    --------
  Total from Investment
    Operations......................       0.10        (0.05)       1.61        1.39       (0.48)       1.59
                                       --------     --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income.............      (0.33)       (0.32)      (0.28)      (0.26)      (0.22)      (0.01)
  Net Realized Gains................      (1.46)       (0.27)      (0.09)      (0.15)      (0.12)         --
                                       --------     --------    --------    --------    --------    --------
  Total Distributions...............      (1.79)       (0.59)      (0.37)      (0.41)      (0.34)      (0.01)
                                       --------     --------    --------    --------    --------    --------
Net Asset Value, End of Period......   $  11.46     $  13.15    $  13.79    $  12.55    $  11.57    $  12.39
                                       ========     ========    ========    ========    ========    ========
Total Return........................       0.61%#      (0.53)%     13.22%      12.36%      (3.91)%     14.76%

Net Assets, End of Period
  (thousands).......................   $188,958     $203,184    $269,973    $287,738    $282,818    $242,371
Ratio of Expenses to Average Net
  Assets (1) .......................       0.34%*       0.33%       0.33%       0.34%       0.38%       0.45%
Ratio of Net Investment Income
  (Loss) to Average Net Assets......       0.46%*       2.04%       2.38%       2.21%       1.88%       2.03%
Portfolio Turnover Rate.............        N/A          N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series ......................          7%*          9%          6%         15%         23%         12%

--------------

*   Annualized

#   Non-annualized

(1) Represents the respective combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which The DFA International Value Portfolio III (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At May 31, 2001, the Portfolio owned 13% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $22,650
Gross Unrealized Depreciation...............................       --
                                                              -------
  Net.......................................................  $22,650
                                                              =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank by the Portfolio during the six months ended May 31, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2001.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                        SHARES              VALUE+
                                        ------              ------
JAPAN -- (23.6%)
COMMON STOCKS -- (23.6%)
 AIOI Insurance Co., Ltd..........       928,735    $    3,009,283
 Aichi Bank, Ltd..................        10,500           629,187
 #Aisin Seiki Co., Ltd............       137,000         2,054,654
 Amada Co., Ltd...................       376,000         2,186,635
 Amano Corp.......................       115,000           857,516
 Aomori Bank, Ltd.................       170,000           681,030
 Aoyama Trading Co., Ltd..........        41,100           649,949
 Asahi Bank, Ltd..................       285,000           729,170
 *Ashikaga Bank, Ltd..............       808,000         1,210,436
 Autobacs Seven Co., Ltd..........        10,300           277,394
 Awa Bank, Ltd....................       196,600           886,868
 #Bank of Fukuoka, Ltd............        63,000           267,758
 #Bank of Kyoto, Ltd..............       347,400         1,555,435
 #Bank of Nagoya, Ltd.............       185,000           952,870
 Bank of Osaka, Ltd...............       104,000           143,545
 Bank of Yokohama, Ltd............       978,000         3,736,846
 #Best Denki Co., Ltd.............       153,000           697,913
 Canon Sales Co., Inc.............       124,900         1,310,809
 Casio Computer Co., Ltd..........        60,000           393,368
 Chiba Bank, Ltd..................       941,000         3,959,771
 Chudenko Corp....................        84,460         1,307,915
 Chugoku Bank, Ltd................       238,800         1,629,918
 Chuo Trust and Banking Co.,
   Ltd............................        81,000           147,248
 Citizen Watch Co., Ltd...........       318,000         2,063,441
 Coca-Cola West Japan Co., Ltd....         7,000           164,955
 Cosmo Oil Co., Ltd...............       764,000         2,154,015
 Dai Nippon Printing Co., Ltd.....        58,000           790,776
 Daicel Chemical Industries,
   Ltd............................       485,000         1,689,867
 Daido Steel Co., Ltd.............       126,000           334,035
 *#Daiei, Inc.....................        71,000           135,642
 Daimaru, Inc.....................        79,000           299,192
 Daishi Bank, Ltd.................       355,000         1,150,269
 Daito Trust Construction Co.,
   Ltd............................       180,784         3,560,298
 Daiwa Bank, Ltd..................       500,000           580,710
 #Daiwa House Industry Co.,
   Ltd............................       663,000         5,384,573
 #Dowa Fire & Marine Insurance
   Co., Ltd.......................       383,000         1,827,647
 Ehime Bank, Ltd..................       143,000           521,116
 Ezaki Glico Co., Ltd.............       174,600         1,013,920
 Fuji Photo Film Co., Ltd.........       355,000        14,968,440
 Fukui Bank, Ltd..................       343,000           877,563
 Fukuoka City Bank, Ltd...........       264,532           790,346
 Fukuyama Transporting Co.,
   Ltd............................       266,000         1,085,760
 Futaba Corp......................        16,000           453,796
 #Futaba Industrial Co., Ltd......        85,000         1,108,820
 General Sekiyu KK................        41,110           306,889
 Gunma Bank, Ltd..................       146,000           670,897
 Gunze, Ltd.......................        24,000            99,983
 Hachijuni Bank, Ltd..............        57,000           293,587
 Hankyu Department Stores, Inc....        54,000           273,136
 Hanshin Electric Railway Co.,
   Ltd............................       141,000           348,881
 Heiwa Corp.......................        12,000           205,521
 Higo Bank, Ltd...................       308,000         1,052,415
 *Hino Motors, Ltd................       158,000           767,261
 #Hiroshima Bank, Ltd.............       593,000         2,011,269
 Hitachi Maxell, Ltd..............        96,000         1,367,851
 Hitachi Metals, Ltd..............       360,000         1,520,956
                                        SHARES              VALUE+
                                        ------              ------

 Hitachi, Ltd.....................     3,717,000    $   38,289,918
 Hokkoku Bank, Ltd................       102,000           381,148
 #Hokuetsu Paper Mills, Ltd.......       162,000         1,056,640
 Hokuriku Bank, Ltd...............       891,000         1,642,224
 House Foods Corp.................       117,000         1,364,770
 Hyakugo Bank, Ltd. (105th
   Bank)..........................       258,000           922,824
 Hyakujishi Bank, Ltd.............       314,000         1,693,940
 Inax Corp........................       309,000         2,236,492
 Ishikawajima-Harima Heavy
   Industries Co., Ltd............       180,000           428,716
 Itoham Foods, Inc................       288,000           969,534
 Iyo Bank, Ltd....................        60,000           331,762
 Izumi Co., Ltd...................        19,000           161,505
 Japan Airport Terminal Co.,
   Ltd............................        29,000           287,266
 Joyo Bank, Ltd...................       245,000           746,423
 Juroku Bank, Ltd.................       349,000         1,342,308
 Kagoshima Bank, Ltd..............       266,000         1,005,168
 Kajima Corp......................       826,000         2,294,058
 Kamigumi Co., Ltd................       357,000         1,637,477
 Kandenko Co., Ltd................       266,000         1,296,196
 Kansai Paint Co., Ltd., Osaka....       108,000           317,219
 *Kawasaki Heavy Industries,
   Ltd............................       407,000           589,160
 Kikkoman Corp....................       259,000         1,717,657
 Kinden Corp......................        77,000           482,789
 #Kissei Pharmaceutical Co.,
   Ltd............................        41,000           807,440
 *#Kobe Steel, Ltd................     2,632,000         1,617,034
 Koito Manufacturing Co., Ltd.....       146,000           669,668
 Kokusai Securities Co., Ltd......        27,000           215,873
 Kokuyo Co., Ltd..................        38,000           435,263
 Komatsu, Ltd.....................     1,279,000         6,318,574
 #Komori Corp.....................        74,000           983,387
 #Koyo Seiko Co...................       198,000         1,053,156
 Kubota Corp......................       140,000           518,431
 Kuraray Co., Ltd.................        38,000           282,394
 Kyushu Matsushita Electric Co.,
   Ltd............................        17,000           154,519
 Lion Corp........................       325,000         1,285,558
 Makita Corp......................       209,000         1,317,463
 *Marubeni Corp...................     1,942,000         3,677,411
 Maruichi Steel Tube, Ltd.........       117,000         1,327,352
 Matsushita Electric Industrial
   Co., Ltd.......................     1,933,000        35,464,905
 Matsushita-Kotobuki Electronics
   Industries Ltd.................        15,000           168,532
 Michinoku Bank, Ltd..............       187,000         1,056,026
 Mitsubishi Gas Chemical Co.,
   Inc............................       548,000         1,987,780
 Mitsubishi Heavy Industries,
   Ltd............................       611,000         2,601,969
 Mitsubishi Logistics Corp........         3,000            25,223
 Mitsubishi Materials Corp........       975,000         2,461,707
 *Mitsubishi Motors Corp..........       359,000         1,278,042
 Mitsui Chemicals, Inc............           800             3,683
 *Mitsui Engineering and
   Shipbuilding Co., Ltd..........       781,000         1,117,405
 Mori Seiki Co., Ltd..............       121,000         1,103,888
 Musashino Bank, Ltd..............        26,000           914,661
 NHK Spring Co., Ltd..............        71,000           236,029
 *NKK Corp........................     2,612,000         2,352,163
 NTN Corp.........................       398,000         1,095,321
 Namco, Ltd.......................         5,500           118,730
 #Nanto Bank, Ltd.................       288,000           916,209
 National House Industrial Co.,
   Ltd............................        95,000           505,302

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES              VALUE+
                                        ------              ------
 New Japan Securities Co., Ltd....        81,000    $      257,684
 Nichicon Corp....................         8,000           108,399
 Nichirei Corp....................       366,000         1,376,889
 Nifco, Inc.......................        45,000           479,086
 Nihon Unisys, Ltd................        10,000            98,721
 Nikko Securities Co., Ltd........       340,000         2,761,320
 Nippon Fire and Marine Insurance
   Co., Ltd.......................        45,000           166,639
 Nippon Kayaku Co., Ltd...........        53,000           286,366
 Nippon Meat Packers, Inc.,
   Osaka..........................         4,000            45,380
 #Nippon Mitsubishi Oil Company...     1,863,050        11,728,340
 Nippon Paint Co., Ltd............        26,000            93,435
 Nippon Sanso Corp................       367,000         1,667,901
 Nippon Shokubai Co., Ltd.........       163,000           662,590
 #Nishimatsu Construction Co.,
   Ltd............................       364,000         1,415,317
 #Nishi-Nippon Bank, Ltd..........        85,540           295,164
 Nissei Sangyo Co., Ltd...........       110,050         1,522,658
 Nisshin Flour Milling Co.,
   Ltd............................        96,000           742,501
 Nisshin Steel Co., Ltd...........     1,318,000         1,297,812
 Nisshinbo Industries, Inc........       305,000         1,570,948
 *#Nissho Iwai Corp...............       544,000           792,055
 Obayashi Corp....................       520,000         2,100,656
 Ogaki Kyoritsu Bank, Ltd.........        50,000           256,691
 Oita Bank, Ltd...................       145,000           672,404
 Oji Paper Co., Ltd...............       275,000         1,511,320
 Okumura Corp.....................        24,000            95,943
 Onward Kashiyama Co., Ltd........        17,000           171,688
 Pioneer Electronic Corp..........       117,000         3,525,164
 #Q.P. Corp.......................       168,000         1,483,185
 Rengo Co., Ltd...................        23,000            73,363
 Rinnai Corp......................         5,500           104,612
 Ryosan Co., Ltd..................        53,000           798,435
 San In Godo Bank, Ltd............       222,000         1,089,261
 Sanyo Shinpan Finance Co.,
   Ltd............................        11,000           427,706
 Sapporo Breweries, Ltd...........        33,000           106,093
 *#Sapporo Hokuyo Holdings,
   Inc............................            45           265,107
 Sekisui Chemical Co., Ltd........       557,000         2,161,059
 Sekisui House, Ltd...............       938,000         8,588,992
 Seventy-seven (77) Bank, Ltd.....        38,000           228,665
 #Shiga Bank, Ltd.................       272,000         1,133,143
 Shikoku Bank, Ltd................        25,000           139,707
 Shima Seiki Manufacturing Co.,
   Ltd............................         5,000            91,525
 Shimachu Co., Ltd................        20,200           287,139
 #Shimadzu Corp...................       181,000           747,946
 Shimizu Corp.....................       997,000         3,792,661
 Shiseido Co., Ltd................        41,000           414,072
 Shohkoh Fund & Co., Ltd..........         3,000           454,469
 Showa Shell Sekiyu KK............       110,000           824,861
 *Snow Brand Milk Products Co.,
   Ltd............................       419,000         1,516,327
 Sumitomo Corp....................       430,000         3,079,700
 Sumitomo Forestry Co., Ltd.......       139,000           885,566
 *Sumitomo Metal Industries, Ltd.
   Osaka..........................     1,481,000           997,139
 Sumitomo Metal Mining Co.,
   Ltd............................       313,000         1,522,589
 Sumitomo Osaka Cement Co.,
   Ltd............................        42,000           103,922
 Sumitomo Realty & Development
   Co., Ltd.......................       488,000         2,579,229
 Sumitomo Rubber..................        22,000           110,167
 Sumitomo Trust & Banking Co.,
   Ltd............................        21,000           135,911
 Suzuken Co., Ltd.................         7,000           200,892
 Taiheiyo Cement Corp.............     1,209,800         2,575,992
 Taisei Corp......................     1,325,000         3,111,219
 Takashimaya Co., Ltd.............       214,000         1,507,474
 Tanabe Seiyaku Co., Ltd..........       167,000         1,728,749
                                        SHARES              VALUE+
                                        ------              ------

 Teijin, Ltd......................       803,000    $    4,838,815
 Teikoku Oil Co., Ltd.............       346,000         2,140,296
 Toda Corp........................       418,000         1,554,923
 Toho Bank, Ltd...................       240,000           787,746
 Tokuyama Corp....................       248,000         1,124,996
 Tokyo Style Co., Ltd.............       133,000         1,455,142
 Tokyo Tomin Bank, Ltd............        30,900           401,788
 Toppan Printing Co., Ltd.........       100,000         1,106,716
 Toshiba TEC Corp.................       345,000         1,007,532
 Tostem Corp......................       188,000         3,275,206
 Toto, Ltd........................       247,000         1,860,503
 Toyo Ink Manufacturing Co.,
   Ltd............................        29,000            93,478
 Toyo Seikan Kaisha, Ltd..........       287,600         4,436,718
 Toyo Suisan Kaisha, Ltd..........       116,000         1,046,558
 Toyoda Machine Works, Ltd........        38,000           218,751
 #Toyota Auto Body Co., Ltd.......        86,000           919,206
 Toyota Tsusho Corp...............       314,000         1,249,975
 *Tsubasa Securities Co. Ltd......        28,000            89,783
 UNY Co., Ltd.....................        19,000           215,713
 *#Ufj Holdings, Inc..............           432         2,454,132
 Victor Co. of Japan, Ltd.........       246,000         1,691,483
 Wacoal Corp......................       149,000         1,454,637
 Yamagata Bank, Ltd...............       153,700           685,583
 Yamaguchi Bank, Ltd..............       133,000           875,324
 Yamaha Corp......................        60,000           625,147
 Yamatake-Honeywell Co., Ltd......        87,000           885,962
 Yamazaki Baking Co., Ltd.........        64,000           463,760
 Yasuda Trust & Banking Co.,
   Ltd............................     1,434,000         1,182,730
 Yokogawa Electric Corp...........       337,000         3,360,924
 *Yokohama Rubber Co., Ltd........       410,000           931,661
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $412,452,600).............                     335,820,773
                                                    --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $40,114).................                          40,727
                                                    --------------
TOTAL -- JAPAN
  (Cost $412,492,714).............                     335,861,500
                                                    --------------
UNITED KINGDOM -- (20.7%)
COMMON STOCKS -- (20.4%)
 3I Group P.L.C...................        97,357         1,680,434
 *AWG P.L.C.......................       151,281         1,209,959
 Abbey National P.L.C.............       193,192         3,331,852
 Aggregate Industries P.L.C.......     1,356,006         1,690,389
 Alliance & Leicester P.L.C.......       348,000         3,767,143
 Allied Domecq P.L.C..............       749,994         4,634,736
 Antofagasta Holdings P.L.C.......       216,000         1,595,640
 Arriva P.L.C.....................       125,700           575,002
 Associated British Foods
   P.L.C..........................       770,096         4,408,876
 Associated British Ports Holdings
   P.L.C..........................       375,400         2,245,196
 BAA P.L.C........................     1,115,707         9,620,924
 BG Group P.L.C...................     2,666,548        10,341,653
 BOC Group P.L.C..................       148,537         2,236,755
 BPB P.L.C........................       458,500         1,654,440
 Barclays P.L.C...................       152,523         4,582,723
 Barratt Developments P.L.C.......       226,000         1,155,816
 Bass P.L.C.......................       741,870         8,199,462
 Berkeley Group P.L.C.............       124,712         1,444,808
 Blue Circle Industries P.L.C.....       309,158         2,149,865
 Bodycote International P.L.C.....       210,360           809,861
 Britannic P.L.C..................       190,600         2,508,686
 British Airways P.L.C............     1,028,331         5,354,080

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES              VALUE+
                                        ------              ------
 British Land Co. P.L.C...........       502,381    $    3,711,201
 Brixton Estate P.L.C.............       235,685           773,431
 CGU P.L.C........................     1,945,330        25,535,430
 *Canary Wharf Group P.L.C........       468,000         3,537,003
 Caradon P.L.C....................       474,003         1,255,850
 Chelsfield P.L.C.................       241,178         1,255,711
 Cookson Group P.L.C..............       638,394         1,482,806
 Corus Group P.L.C................     3,039,927         3,109,378
 DeVere Group P.L.C...............       106,442           488,798
 Debenhams P.L.C..................       313,716         2,079,056
 Enterprise Oil P.L.C.............       354,000         3,143,122
 *Fairbar, Ltd....................       514,078         1,679,712
 Glynwed International P.L.C......       143,000           497,714
 Great Portland Estates P.L.C.....       118,365           499,411
 Great Universal Stores P.L.C.....       819,700         6,893,735
 HSBC Holdings P.L.C..............        84,764         1,057,265
 Halifax P.L.C....................       130,000         1,477,445
 Hammerson P.L.C..................       280,000         2,042,567
 Hanson P.L.C.....................       599,300         4,214,319
 Hilton Group P.L.C...............     1,251,117         4,385,640
 IMI P.L.C........................        24,000            85,919
 Independent Insurance Group
   P.L.C..........................       130,000           215,153
 Innogy Holdings PLC..............       555,400         1,777,250
 Invensys P.L.C...................         3,555             7,171
 Johnson Matthey P.L.C............       178,000         2,462,957
 Kelda Group P.L.C................       161,510           853,533
 Lattice Group PLC................     2,666,548         5,114,004
 Liberty International P.L.C......       282,297         2,169,609
 London Merchant Securities
   P.L.C..........................       143,000           323,006
 MFI Furniture Group P.L.C........       350,900           626,858
 Marks & Spencer P.L.C............     1,937,807         6,895,983
 Mersey Docks & Harbour Co.
   P.L.C..........................        53,050           402,443
 Millennium and Copthorne Hotels
   P.L.C..........................       274,000         1,558,946
 Morgan Crucible Company P.L.C....       135,951           619,962
 *National Power P.L.C............       755,400         3,342,820
 Northern Foods P.L.C.............       433,000           848,877
 #Northern Rock P.L.C.............       344,000         2,514,327
 P & 0 Princess Cruises P.L.C.....       495,978         2,536,547
 Peninsular & Oriental Steam
   Navigation Co..................       663,261         2,789,036
 Pennon Group P.L.C...............        49,207           429,213
 Pilkington P.L.C.................     1,175,520         1,928,812
 Pillar Property P.L.C............        84,000           459,429
 Powergen P.L.C...................       558,646         5,745,835
 RMC Group P.L.C..................       257,000         2,628,715
 Railtrack Group P.L.C............       352,000         2,127,748
 Rank Group P.L.C.................       793,530         2,558,981
 Rexam P.L.C......................       427,808         1,877,956
 Rio Tinto P.L.C..................       510,622        10,191,868
 Rolls-Royce P.L.C................     1,016,036         3,428,078
 Royal & Sun Alliance Insurance
   Group P.L.C....................     1,559,942        10,271,553
 Royal Bank of Scotland Group
   P.L.C..........................       203,111         4,674,406
 #Safeway P.L.C...................     1,116,713         6,083,939
 Sainsbury (J.) P.L.C.............     1,717,331        10,600,387
 Scottish & Newcastle P.L.C.......       589,390         4,324,651
 Severn Trent P.L.C...............       210,597         2,133,141
 Signet Group P.L.C...............       803,000           872,680
 Slough Estates P.L.C.............       403,200         2,122,202
 Smith (W.H.) P.L.C...............       203,000         1,489,513
 Stagecoach Holdings P.L.C........     1,283,897         1,235,712
 Tate & Lyle P.L.C................       469,100         1,666,032
 #Taylor Woodrow P.L.C............       555,439         1,546,573
                                        SHARES              VALUE+
                                        ------              ------

 Tesco P.L.C......................     4,001,409    $   14,154,359
 Thistle Hotels P.L.C.............       466,707           815,506
 Trinity P.L.C....................       183,450         1,179,273
 Unilever P.L.C...................       400,000         3,048,651
 Uniq P.L.C.......................       116,800           345,131
 United Utilities P.L.C...........       265,595         2,509,109
 Waste Recycling Group P.L.C......       133,875           914,792
 Whitbread P.L.C..................       308,446         2,870,116
 Wilson Bowden P.L.C..............        96,900         1,121,913
 Wimpey (George) P.L.C............       360,900         1,066,420
 *Wincanton P.L.C.................       116,800           318,583
 Wolseley P.L.C...................       484,699         3,429,094
 XANSA P.L.C......................       244,000         1,311,999
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $262,572,388).............                     290,944,665
                                                    --------------
INVESTMENT IN CURRENCY -- (0.3%)
 *British Pound Sterling
   (Cost $4,224,638)..............                       4,211,098
                                                    --------------
TOTAL -- UNITED KINGDOM
  (Cost $266,797,026).............                     295,155,763
                                                    --------------
FRANCE -- (10.2%)
COMMON STOCKS -- (10.2%)
 *#AGF (Assurances Generales de
   France SA).....................       115,514         6,564,964
 *Banque Nationale de Paris.......       324,843        28,222,556
 Cie de Saint-Gobain..............        65,436         9,756,219
 Club Mediterranee SA.............         1,700           108,503
 Compagnie Francaise D'Assurance
   Pour Le Commerce Exterieur
   SA.............................         1,200            85,440
 #Credit Lyonnais SA..............        57,100         1,965,477
 De la Rue Imperiale de Lyon......           500           728,949
 Dior (Christian) SA..............       124,400         4,919,988
 Eiffage SA.......................         1,750           116,812
 Eridania Beghin-Say SA...........        18,900         1,702,919
 Esso SA..........................           686            50,064
 *Euro Disney SCA.................        85,351            70,175
 Fimalac SA.......................        15,988           553,315
 Fonciere Lyonnaise SA............        10,950           310,927
 #Generale des Establissements
   Michelin SA Series B...........        87,500         3,048,980
 *Groupe Danone...................        85,000        11,095,289
 Groupement pour le Financement de
   la Construction SA.............         3,400           293,953
 #Imerys SA.......................        11,000         1,110,461
 L'Air Liquide....................         7,865         1,081,879
 #LaFarge SA......................        21,804         2,036,652
 Lafarge SA.......................        76,032         6,969,826
 *Lapeyre SA......................        12,300           604,689
 Pechiney SA Series A.............        55,475         3,004,673
 #Pernod-Ricard SA................        38,900         2,670,752
 #Peugeot SA......................        37,150        10,293,729
 #Rallye SA.......................        18,020           928,661
 #Remy Cointreau SA...............        28,750           904,088
 SEB SA...........................         9,000           436,734
 SEB SA Prime Fidelite 2002.......         7,300           365,996
 Societe des Ciments de
   Francais.......................        24,900         1,129,151
 Societe Financiere Interbail
   SA.............................        11,550           320,621
 #Societe Generale, Paris.........       281,728        16,775,494
 Ste BIC..........................        10,800           384,478
 #Suez (ex Suez Lyonnaise des
   Eaux)..........................       150,000         4,577,125
 Thomson-CSF......................        69,203         2,833,746
 #Total SA........................        98,000        14,279,103

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES              VALUE+
                                        ------              ------
 UNIBAIL (Union du Credit Bail
   Immobiliere )..................         1,400    $      223,686
 #Usinor SA.......................       167,800         2,146,249
 #Valeo SA........................        53,800         2,325,688
 Vivendi Universal SA.............         7,300           465,926
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $96,476,954)..............                     145,463,937
                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG
   Rights 07/15/02
   (Cost $226,784)................        58,864           334,290
                                                    --------------
TOTAL -- FRANCE
  (Cost $96,703,738)..............                     145,798,227
                                                    --------------
GERMANY -- (9.9%)
COMMON STOCKS -- (9.9%)
 #BASF AG.........................       640,050        25,986,536
 BHW Holding AG, Berlin...........       130,000         3,470,986
 Bankgesellschaft Berlin AG.......       233,550         1,874,687
 #Bayer AG........................       168,100         6,675,384
 #Bayerische Vereinsbank AG.......       290,000        14,011,087
 Berliner Kraft & Licht Bewag
   AG.............................       177,600         2,009,663
 #Commerzbank AG..................       408,050        10,203,152
 Continental AG...................        44,100           614,899
 DBV Holding AG...................        44,000         1,491,804
 #DaimlerChrysler AG, Stuttgart...        15,400           706,182
 #Degussa AG......................         7,800           224,126
 #Deutsche Bank AG................       359,305        27,622,916
 #Deutsche Lufthansa AG...........       305,250         5,614,543
 Deutsche Pfandbrief und
   Hypothekenbank AG, Depfa.......        46,400         3,209,276
 #Dresdner Bank AG................       331,200        14,626,049
 #Dyckerhoff AG...................        29,750           693,456
 FPB Holding AG...................         5,789           742,406
 #Fresenius Medical Care AG.......        27,600         1,887,911
 Heidelberger Druckmaschinen AG...         4,200           213,599
 Heidelberger Zement AG,
   Heidelberg.....................        27,170         1,282,755
 Hochtief AG......................        91,150         1,939,230
 Karstadt Quelle AG...............        70,000         2,183,458
 Linde AG.........................        76,000         3,272,474
 #MAN AG..........................       140,000         3,334,520
 #Merck KGAA......................        58,000         1,964,010
 SCA Hygiene Products AG..........         3,550           661,988
 Thyssen Krupp AG.................       108,750         1,613,119
 Vereins & Westbank AG............        73,187         2,034,730
 *#Volkswagen AG..................        15,550           764,465
                                                    --------------
TOTAL -- GERMANY
  (Cost $118,986,142).............                     140,929,411
                                                    --------------
NETHERLANDS -- (7.5%)
COMMON STOCKS -- (7.5%)
 ABN-AMRO Holding NV..............     1,368,798        26,162,839
 Buhrmann NV......................        84,927         1,349,727
 DSM NV...........................       129,437         4,779,091
 *Fortis (NL).....................       573,133        14,151,252
 Ing Groep NV.....................       719,607        46,966,162
 *KLM (Koninklijke Luchtvaart Mij)
   NV.............................        61,019         1,153,371
 *Koninklijke KPN NV..............        43,622           407,840
 Koninklijke Philips Electronics
   NV.............................       392,656        10,763,443
 Koninklijke Vendex KBB NV........        11,723           155,508
                                        SHARES              VALUE+
                                        ------              ------

 Koninklijke Vopak NV.............        38,986    $      883,958
 NV Holdingsmij de Telegraaf......         6,800           118,446
                                                    --------------
TOTAL -- NETHERLANDS
  (Cost $58,180,167)..............                     106,891,637
                                                    --------------
SWITZERLAND -- (6.5%)
COMMON STOCKS -- (6.5%)
 #Ascom Holding AG................        70,500         3,591,746
 #Baloise-Holding, Basel..........        26,676        26,853,986
 *Banque Cantonale Vaudois........         5,795         1,640,920
 Bobst SA, Prilly.................           513           747,755
 Ciba Spezialitaetenchemie Holding
   AG.............................         3,100           186,187
 Financiere Richemont AG..........         8,973        22,031,998
 Fischer (Georg) AG,
   Schaffhausen...................        12,987         3,293,749
 Givaudan SA, Vernier.............           892           240,398
 #Helvetia Patria Holding, St.
   Gallen.........................         4,830         4,280,698
 Intershop Holding AG, Zuerich....         5,400         2,407,986
 #Jelmoli Holding AG, Zuerich.....           500           647,982
 #Pargesa Holding SA, Geneve......         1,935         4,055,451
 Rieters Holdings.................           210            51,036
 *#Sairgroup, Zuerich.............        37,480         2,606,216
 Schindler Holding AG, Hergiswil
   Partizipsch....................         3,469         5,110,599
 Schweizerische
   Lebensversicherungs und
   Rentenanstalt..................           550           373,712
 Sig Holding AG (Ex Sig
   Schweizerische Industrie
   Gesellschaft-Holding AG), Neu
   Hausen Am Reinfall.............        40,330         4,158,821
 Sika Finanz AG, Baar.............         1,280           356,739
 Sulzer AG, Winterthur............         8,280         3,170,716
 Sulzer Medic AG..................           400            40,412
 UBS AG...........................        14,000         2,091,381
 Unaxis Holding AG................        10,000         1,688,935
 #Zurich
   Versicherungs-Gesellschaft -
   Allied AG......................         9,364         3,142,159
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $69,855,294)..............                      92,769,582
                                                    --------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Baloise-Holding, Basel Options
   06/08/01
   (Cost $117,933)................        26,676           105,572
                                                    --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $7,300)..................                           7,247
                                                    --------------
TOTAL -- SWITZERLAND
  (Cost $69,980,527)..............                      92,882,401
                                                    --------------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
 Banca di Roma SpA................     1,792,125         6,714,127
 #Banca Intesa SpA, Milano........     5,900,211        21,954,880
 #Banca Popolare di Milano........       224,400           937,710
 Banca Popolare di Verona-Banco
   San Geminiano e San Prospero
   Scarl..........................        36,000           353,354
 #Banca Toscana...................       607,000         2,186,636
 #Buzzi Unicem SpA................        63,000           605,554
 CIR SpA (Cie Industriale
   Riunite), Torino...............       400,000           598,417
 #Cia Assicuratrice Unipol SpA....        43,500           135,686
 #Fiat SpA........................       399,789         9,088,424
 #IFIL Finanziaria Partecipazioni
   SpA............................       510,187         3,308,185

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES              VALUE+
                                        ------              ------
 #Italcementi Fabriche Riunite
   Cemento SpA, Bergamo...........       378,560    $    3,240,821
 Milano Assicurazioni SpA.........       199,000           615,666
 Parmalat Finanziaria SpA.........       468,000         1,328,892
 Rinascente per l'Esercizio di
   Grande Magazzini SpA...........       123,500           605,053
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino...........        37,000           526,251
 #SNIA SpA........................       305,000           610,114
                                                    --------------
TOTAL -- ITALY
  (Cost $41,315,971)..............                      52,809,770
                                                    --------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 Aceralia Corporacion Siderurgica
   SA.............................        22,500           282,828
 Acerinox SA......................       154,740         4,852,922
 Aumar (Autopistas del Mare
   Nostrum SA)....................       176,800         3,111,061
 Autopistas Concesionaria Espanola
   SA.............................       476,478         4,802,017
 Azucarera Ebro Agricolas SA......       111,600         1,200,397
 Banco Pastor SA, La Coruna.......        39,600         1,529,248
 Cia Espanola de Petroleous SA....       449,382         5,142,193
 Corporacion Mapfre Compania
   Internacional de Reaseguros SA,
   Majadah Onda...................        36,300           741,827
 Endesa SA, Madrid................       190,892         3,116,327
 Grupo Dragados SA, Madrid........       456,567         5,723,632
 Iberdrola SA.....................       535,000         6,938,158
 Metrovacesa SA...................        94,462         1,440,414
 *Metrovacesa SA Issue 2001.......         4,723            70,938
 Repsol SA........................        15,800           282,042
 Sol Melia SA.....................         2,400            21,746
 *Terra Networks SA...............         8,000            62,046
 Union Electrica Fenosa SA........       230,000         4,113,479
                                                    --------------
TOTAL -- SPAIN
  (Cost $36,464,190)..............                      43,431,275
                                                    --------------
HONG KONG -- (2.7%)
COMMON STOCKS -- (2.7%)
 #Amoy Properties, Ltd............     4,570,500         4,980,801
 Great Eagle Holdings, Ltd........       724,281         1,021,448
 Hang Lung Development Co.,
   Ltd............................     2,126,000         2,003,397
 Hysan Development Co., Ltd.......     1,735,350         2,291,611
 Kerry Properties, Ltd............     1,289,241         1,553,740
 New World Development Co.,
   Ltd............................     2,269,214         2,909,323
 New World Infrastructure, Ltd....       880,800           660,617
 Shangri-La Asia, Ltd.............     2,982,000         2,714,454
 Sino Land Co., Ltd...............     4,976,107         2,264,825
 Swire Pacific, Ltd. Series A.....     1,062,000         5,800,303
 Tsim Sha Tsui Properties, Ltd....     1,352,000           944,691
 Wharf Holdings, Ltd..............     3,776,914         8,522,486
 Wheelock and Co., Ltd............     3,243,000         2,702,569
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $56,018,241)..............                      38,370,265
                                                    --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $16,274).................                          16,274
                                                    --------------
TOTAL -- HONG KONG
  (Cost $56,034,515)..............                      38,386,539
                                                    --------------
                                        SHARES              VALUE+
                                        ------              ------

SWEDEN -- (2.5%)
COMMON STOCKS -- (2.5%)
 #Assidomaen AB...................       213,850    $    4,538,678
 Electrolux AB Series B...........         4,700            69,411
 Gambro AB Series A...............       351,000         2,510,335
 Gambro AB Series B...............       125,700           881,487
 Holmen AB Series A...............         6,300           128,735
 #Holmen AB Series B..............       119,200         2,419,143
 NCC AB Series A..................        45,400           333,132
 *#Perstorp AB Series B...........        77,800           700,947
 SSAB Swedish Steel Series A......       129,900         1,254,806
 SSAB Swedish Steel Series B......        48,000           436,919
 Skandinaviska Enskilda Banken
   Series A.......................       196,000         1,811,395
 Skandinaviska Enskilda Banken
   Series C.......................         9,800            86,474
 *Svedala Industri AB.............        28,700           481,164
 Svenska Cellulosa AB Series A....        57,000         1,241,514
 #Svenska Cellulosa AB
   Series B.......................       266,500         5,829,376
 Svenska Handelsbanken
   Series A.......................        60,000           835,943
 Svenska Kullagerfabriken AB
   Series A.......................        68,400         1,041,919
 #Svenska Kullagerfabriken AB
   Series B.......................        89,700         1,516,344
 Volvo AB Series A................       194,100         2,956,673
 Volvo AB Series B................       373,100         5,891,259
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $41,546,782)..............                      34,965,654
                                                    --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $111,553)................                         109,725
                                                    --------------
TOTAL -- SWEDEN
  (Cost $41,658,335)..............                      35,075,379
                                                    --------------
AUSTRALIA -- (2.2%)
COMMON STOCKS -- (2.1%)
 AMP, Ltd.........................       193,473         1,988,845
 *AXA Asia Pac Hldgs..............       878,000         1,259,486
 Amcor, Ltd.......................       631,968         2,130,244
 CSR, Ltd.........................       960,297         3,017,934
 Commonwealth Bank of Australia...        47,133           745,405
 Goodman Fielder, Ltd.............     1,267,296           815,820
 Hanson P.L.C.....................        65,823           466,775
 *Lion Nathan, Ltd................       476,400         1,014,223
 MIM Holdings.....................     1,720,362         1,081,320
 Mirvac, Ltd......................       562,137         1,011,540
 Normandy Mining, Ltd.............     1,874,216           950,019
 *One Tel Ltd.....................     1,004,200            81,443
 Orica, Ltd.......................       220,333           501,462
 Publishing and Broadcasting,
   Ltd............................       156,241           724,651
 Quantas Airways, Ltd.............     1,065,767         1,917,799
 Santos, Ltd......................       604,627         2,031,953
 Seven Network, Ltd...............       193,871           670,208
 Smith (Howard), Ltd..............       161,106           764,445
 #St. George Bank, Ltd............       341,878         2,668,382
 Stockland Trust Group............       168,290           336,952
 WMC, Ltd.........................     1,077,515         4,888,312
 Westpac Banking Corp.............        15,961           112,457
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $31,223,968)..............                      29,179,675
                                                    --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                        SHARES              VALUE+
                                        ------              ------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $1,631,087)..............                  $    1,605,027
                                                    --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $131)....................            99                59
                                                    --------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *AMP, Ltd. Contingent Rights.....       161,533                 0
 *Mirvac, Ltd. Options 06/29/01...        15,270                 8
                                                    --------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $0).......................                               8
                                                    --------------
TOTAL -- AUSTRALIA
  (Cost $32,855,186)..............                      30,784,769
                                                    --------------
FINLAND -- (1.9%)
COMMON STOCKS -- (1.9%)
 Fortum Oyj.......................     1,071,385         4,949,269
 Huhtamaki Van Leer Oyj...........         9,700           238,434
 Kesko Oyj........................       232,100         1,721,401
 Metra Oyj Series B...............        95,400         2,053,908
 #Metsa-Serla Oyj Series B........       437,500         3,189,154
 Metso Oyj........................       171,757         1,841,637
 #Outokumpu Oyj Series A..........       351,300         3,126,558
 #Pohjola Group Insurance Corp.
   Series A.......................         9,200           198,461
 Stora Enso Oyj Series A..........       139,100         1,591,695
 Stora Enso Oyj Series R..........       408,700         4,728,640
 Upm-Kymmene Oyj..................       128,500         4,079,002
                                                    --------------
TOTAL -- FINLAND
  (Cost $28,616,354)..............                      27,718,159
                                                    --------------
DENMARK -- (1.4%)
COMMON STOCKS -- (1.4%)
 Carlsberg A.S. Series B..........        38,150         1,713,057
 Danisco A.S......................        52,630         1,830,775
 Danske Bank A.S..................       631,253         9,974,668
 *Jyske Bank A.S..................        49,950         1,061,836
 Nordic Baltic Holding AB.........       925,918         5,157,614
                                                    --------------
TOTAL -- DENMARK
  (Cost $15,091,673)..............                      19,737,950
                                                    --------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 *Banque Bruxelles Lambert VVPR...           128                 3
 Bekaert SA.......................        34,000         1,172,354
 *Fortis AG.......................        32,270           325,495
 *Fortis AG VVPR..................       290,430             2,462
 *Glaverbel SA VVPR...............            22                 0
 *Groupe Bruxelles Lambert........        55,500         3,024,844
 Heidelberger Zement AG...........         7,666           376,874
 *Heidelberger Zement AG VVPR.....         7,666                65
 Nationale a Portefeuille.........         4,029           415,952
 Sofina SA........................        10,500           394,268
 Solvay SA........................       101,490         4,770,059
 Suez (ex Suez Lyonnaise des
   Eaux)..........................        95,400         2,875,472
 *Suez (ex Suez Lyonnaise des
   Eaux) SA VVPR..................        95,400               809
 Tessenderlo Chemie...............        14,400           360,067
 #Union Miniere SA................        40,200         1,652,596
                                                    --------------
TOTAL -- BELGIUM
  (Cost $15,783,257)..............                      15,371,320
                                                    --------------
                                        SHARES              VALUE+
                                        ------              ------

SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
 Capitaland, Ltd..................       517,000    $      645,961
 City Developments, Ltd...........       214,000           786,760
 Fraser & Neave, Ltd..............       769,000         2,933,476
 *Keppel Capital Holdings, Ltd....       284,000           453,757
 Keppel Corp., Ltd................     1,379,000         2,576,843
 Keppel Land, Ltd.................     1,200,000         1,240,595
 *Neptune Orient Lines, Ltd.......     1,375,000         1,261,886
                                                    --------------
TOTAL -- SINGAPORE
  (Cost $11,861,003)..............                       9,899,278
                                                    --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A........       105,892         2,249,783
 #Den Norske Bank ASA Series A....       589,194         2,491,025
 *#Kvaerner ASA...................        47,956           373,758
 Norsk Hydro ASA..................        31,700         1,324,999
 Norske Skogindustrier Asa
   Series A.......................        75,000         1,169,065
                                                    --------------
TOTAL COMMON STOCKS
  (Cost $7,792,854)...............                       7,608,630
                                                    --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $28,225).................                          27,331
                                                    --------------
TOTAL -- NORWAY
  (Cost $7,821,079)...............                       7,635,961
                                                    --------------
IRELAND -- (0.4%)
COMMON STOCKS -- (0.4%)
 Allied Irish Banks P.L.C.........       101,193         1,114,188
 Eircom P.L.C.....................       253,899           251,794
 Independent News & Media
   P.L.C..........................       504,529         1,111,882
 Irish Permanent P.L.C............        35,709           400,742
 Jefferson Smurfit Group P.L.C....     1,559,414         2,775,746
                                                    --------------
TOTAL -- IRELAND
  (Cost $6,347,988)...............                       5,654,352
                                                    --------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
 Banco Espirito Santo e Comercial
   de Lisboa......................        91,145         1,236,095
 Cimpor Cimentos de Portugal SA...       100,653         2,091,925
 *Jeronimo Martins
   (Estabelecimentos Jeronimo
   Martins & Filho Administracao e
   Participacoes Financeiros
   SA)............................        37,200           255,403
 *Portugal Telecom SA.............        49,100           389,128
                                                    --------------
TOTAL -- PORTUGAL
  (Cost $4,051,551)...............                       3,972,551
                                                    --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bayerische Hypo- Und Vereinsbank
   AG.............................        47,110         2,256,511
 Voest-Alpine Stahl AG............        23,100           638,305
                                                    --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)...............                       2,894,816
                                                    --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $1,333,464)..............                       1,318,608
                                                    --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

NEW ZEALAND -- (0.1%)
                                                                  SHARES              VALUE+
                                                                  ------              ------
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $2,002,578)........................................     1,509,500    $    1,073,331
                                                                              --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $16,478)...........................................                          15,810
                                                                              --------------
TOTAL -- NEW ZEALAND
  (Cost $2,019,056).........................................                       1,089,141
                                                                              --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)........................................       691,000            83,647
                                                                              --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
                                                                   FACE
                                                                  AMOUNT
                                                                  ------
                                                                   (000)
 Repurchase Agreement, PNC Capital Markets Inc. 3.87%,
   06/01/01 (Collateralized by U.S. Treasury Notes 5.75%,
   11/30/02, valued at $10,783,159) to be repurchased at
   $10,624,142
   (Cost $10,623,000).......................................    $   10,623        10,623,000
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,339,118,402)++.......                  $1,424,005,454
                                                                              ==============

-----------------------------------------------------------------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $1,339,211,805.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $  1,424,005
Collateral for Securities Loaned............................        88,112
Cash........................................................            15
Receivables:
  Dividends, Interest and Tax Reclaims......................         6,495
  Investment Securities Sold................................        11,709
  Fund Shares Sold..........................................           602
Prepaid Expenses and Other Assets...........................             1
                                                              ------------
    Total Assets............................................     1,530,939
                                                              ------------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................        88,112
  Investment Securities Purchased...........................        14,379
  Fund Shares Redeemed......................................           312
Accrued Expenses and Other Liabilities......................           443
                                                              ------------
    Total Liabilities.......................................       103,246
                                                              ------------

NET ASSETS..................................................  $  1,427,693
                                                              ============

SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   122,136,506
                                                              ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      11.69
                                                              ============
Investments at Cost.........................................  $  1,339,118
                                                              ============

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  1,283,817
Accumulated Net Investment Income (Loss)....................        18,300
Accumulated Net Realized Gain (Loss)........................        40,596
Accumulated Net Realized Foreign Exchange Gain (Loss).......          (109)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................        84,887
Unrealized Net Foreign Exchange Gain (Loss).................           202
                                                              ------------
    Total Net Assets........................................  $  1,427,693
                                                              ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $2,516).....         $ 20,961
    Interest................................................              580
    Income from Securities Lending..........................              951
                                                                     --------
        Total Investment Income.............................           22,492
                                                                     --------

EXPENSE
    Investment Advisory Services............................            1,481
    Accounting & Transfer Agent Fees........................              392
    Custodian Fees..........................................              193
    Legal Fees..............................................                9
    Audit Fees..............................................                9
    Shareholders' Reports...................................               20
    Trustees' Fees and Expenses.............................                8
    Other...................................................               55
                                                                     --------
        Total Expenses......................................            2,167
                                                                     --------
    NET INVESTMENT INCOME (LOSS)............................           20,325
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
    Net Realized Gain (Loss) on Investment Securities
     Sold...................................................           44,102
    Net Realized Gain (Loss) on Foreign Currency
     Transactions...........................................             (109)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency............          (52,921)
      Translation of Foreign Currency Denominated Amounts...              487
                                                                     --------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY...............................................           (8,441)
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $ 11,884
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED             ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2001              2000
                                                                     -----------       -----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................         $   20,325        $   34,464
    Net Realized Gain (Loss) on Investment Securities.......             44,102            51,632
    Net Realized Gain (Loss) on Foreign Currency
      Transactions..........................................               (109)           (1,064)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency..........            (52,921)          (89,106)
        Translation of Foreign Currency Denominated
          Amounts...........................................                487               (57)
                                                                     ----------        ----------
            Net Increase (Decrease) in Net Assets Resulting
              From Operations...............................             11,884            (4,131)

Distributions From:
    Net Investment Income...................................             (3,878)          (33,278)
    Net Realized Gains......................................            (53,326)         (100,340)
                                                                     ----------        ----------
        Total Distributions.................................            (57,204)         (133,618)
                                                                     ----------        ----------
Capital Share Transactions (1):
    Shares Issued...........................................             70,923           390,621
    Shares Issued in Lieu of Cash Distributions.............             57,204           133,618
    Shares Redeemed.........................................           (208,595)         (493,386)
                                                                     ----------        ----------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            (80,468)           30,853
                                                                     ----------        ----------
        Total Increase (Decrease)...........................           (125,788)         (106,896)
NET ASSETS
    Beginning of Period.....................................          1,553,481         1,660,377
                                                                     ----------        ----------
    End of Period...........................................         $1,427,693        $1,553,481
                                                                     ==========        ==========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................              6,001            31,537
    Shares Issued in Lieu of Cash Distributions.............              4,831            10,630
    Shares Redeemed.........................................            (17,356)          (39,481)
                                                                     ----------        ----------
                                                                         (6,524)            2,686
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                               YEAR             YEAR             YEAR             YEAR          YEAR
                           SIX MONTHS          ENDED            ENDED            ENDED            ENDED         ENDED
                             ENDED           NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,      NOV. 30,
                          MAY 31,2001          2000             1999             1998             1997          1996
                          ------------      -----------      -----------      -----------      -----------   -----------
                          (UNAUDITED)
Net Asset Value,
  Beginning of Period...   $    12.07       $    13.18       $    11.95       $    10.90       $    11.79    $    10.55
                           ----------       ----------       ----------       ----------       ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)..............         0.07             0.27             0.28             0.22             0.24          0.23
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).....        (0.38)           (0.31)            1.29             1.13            (0.67)         1.32
                           ----------       ----------       ----------       ----------       ----------    ----------
  Total from Investment
    Operations..........        (0.31)           (0.04)            1.57             1.35            (0.43)         1.55
                           ----------       ----------       ----------       ----------       ----------    ----------
LESS DISTRIBUTIONS
  Net Investment
    Income..............        (0.03)           (0.26)           (0.31)           (0.27)           (0.22)        (0.23)
  Net Realized Gains....        (0.04)           (0.81)           (0.03)           (0.03)           (0.24)        (0.08)
                           ----------       ----------       ----------       ----------       ----------    ----------
  Total Distributions...        (0.07)           (1.07)           (0.34)           (0.30)           (0.46)        (0.31)
                           ----------       ----------       ----------       ----------       ----------    ----------
Net Asset Value, End of
  Period................   $    11.69       $    12.07       $    13.18       $    11.95       $    10.90    $    11.79
                           ==========       ==========       ==========       ==========       ==========    ==========
Total Return............         0.59%#          (0.51)%          13.27%           12.50%           (3.84)%       14.85%

Net Assets, End of
  Period (thousands)....   $1,427,693       $1,553,481       $1,660,377       $1,720,249       $1,582,086    $1,356,852
Ratio of Expenses to
  Average Net Assets....         0.29%*           0.29%            0.29%            0.29%            0.32%         0.36%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets....         2.75%*           2.13%            2.17%            1.90%            2.09%         2.23%
Portfolio Turnover
  Rate..................            7%*              9%               6%              15%              23%           12%

--------------

*   Annualized

#   Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign witholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2001.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments for foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended March 31, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $ 52,888
Sales.......................................................   170,289

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 291,727
Gross Unrealized Depreciation...............................   (206,933)
                                                              ---------
  Net.......................................................  $  84,794
                                                              =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 2001, borrowings under the line of credit were as follows:

      WEIGHTED                  WEIGHTED            NUMBER OF          INTEREST         MAXIMUM AMOUNT
       AVERAGE                  AVERAGE               DAYS             EXPENSE          BORROWED DURING
    INTEREST RATE             LOAN BALANCE         OUTSTANDING         INCURRED           THE PERIOD
---------------------         ------------         -----------         --------         ---------------
        7.25%                  $3,716,667               6               $4,491            $11,800,000

    There were no outstanding borrowings under the line of credit with the domestic custodian bank at May 31, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the Series an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2001.

G. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2001 was reinvested into overnight repurchase agreements with Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. At
May 31, 2001, the market value of securities on loan to brokers was $82,881,220, the related collateral cash received was $88,111,915 and the value of collateral on overnight repurchase agreements was $91,203,269.

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